Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000255106
Shareholder Report [Line Items]
Fund Name	Pacific NoS Global EM Equity Active ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information Phone Number	844-745-5220
Additional Information Website	https://www.pacificam.co.uk/geme-etf/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pacific NoS Global EM Equity Active ETF	$34	0.75%

(a) Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%
AssetsNet	$ 45,642,011
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 96,953
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$45,642,011
Number of Portfolio Holdings	50
Investment Advisory Fees	$96,953
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation

Percentage of Total Investments
Financials...
25.5%
Information Technology...
22.4%
Consumer Discretionary...
17.4%
Industrials...
13.3%
Communication Services...
8.7%
Energy...
7.0%
Real Estate...
2.9%
Consumer Staples...
1.5%
Materials...
1.3%

Country Diversification

Percentage of Total Investments
China...
26.0%
Korea, Republic of...
19.1%
Taiwan...
18.3%
United Arab Emirates...
8.9%
Brazil...
6.4%
South Africa...
5.7%
Greece...
4.4%
Poland...
2.4%
Indonesia...
2.0%
Argentina...
1.6%
Mexico...
1.5%
Canada...
1.3%
Saudi Arabia...
1.2%
Malaysia...
1.2%

Largest Holdings [Text Block]

Ten Largest Holdings

Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co., Ltd...
7.5%
Alibaba Group Holding, Ltd. - ADR...
5.4%
MediaTek, Inc...
5.0%
Samsung Electronics Co., Ltd...
4.1%
JD.com, Inc. - ADR...
3.3%
Eurobank Ergasias Services and Holdings SA...
3.1%
Emaar Properties PJSC...
2.9%
SK Square Co., Ltd...
2.9%
Full Truck Alliance Co., Ltd. - ADR...
2.8%
Samsung Fire & Marine Insurance Co., Ltd...
2.8%